Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2023	2024
Accounts receivable	$31,423	$31,744
Allowance for credit loss	(121)	(104)
Accounts receivable, net	$31,302	$31,640

The movement of allowance of credit loss was as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$132	$121
Addition in allowance for credit loss	459	120
Write off	(473)	(133)
Foreign currency translation adjustment	3	(4)
Balance at end of the year	$121	$104

The Group recorded a credit loss of $27, $459 and $120, and wrote off accounts receivable of $480, $473 and $133 for the year ended December 31, 2022, 2023 and 2024, respectively. As of March 15, 2025, approximately 63.4% of the Group’s net accounts receivable balance at December 31, 2024 have been subsequently collected and the remaining balance is expected to be collectible and covered by the commercial insurance that the Group purchased for the accounts receivable of offline sales with a coverage rate varying from 80% to 90% for credit losses under a maximum credit period of 180 days.